Segment Information	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Segment Reporting [Abstract]
Segment Information

Note 22 — Segment Information

ASC Topic 280 establishes standards for companies to report financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The CODM has been identified as the Chief Financial Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on operating loss that also is reported on the consolidated statements of operations. The measure of segment assets is reported on the unaudited condensed consolidated balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	Three Months Ended March 31,		Six Months Ended March 31,
	2026	2025	2026	2025
General and administrative	$2,922,318	$131,463	$7,602,857	$275,231
Research and development	271,534	—	586,609	—
Sales and marketing	2,159,439	11,490	3,612,611	71,445
Depreciation and amortization	5,702,250	—	5,821,145	—
Operating loss	$(11,055,541)	$(142,953)	$(17,623,222)	$(346,676)

The key metrics included in segment profit or loss reviewed by the CODM are operating costs. The CODM reviews operating costs to manage and forecast cash to ensure enough capital is available to meet operational needs and fund research and development efforts. The CODM also reviews operating costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

Note 15 — Segment Information

ASC Topic 280 establishes standards for companies to report financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The CODM has been identified as the Chief Financial Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on operating loss that also is reported on the consolidated statements of operations. The measure of segment assets is reported on the consolidated balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the year ended September 30,	For the Period from March 20, 2024 (inception) to September 30, 2024
	2025	2024
General and administrative	$5,416,619	$328,469
Research and development	156,462	3,650
Sales and marketing	1,168,108	—
Loss from operations	$(6,741,189)	$(332,119)

The key metrics included in segment profit or loss reviewed by the CODM are operating costs. The CODM reviews operating costs to manage and forecast cash to ensure enough capital is available to meet operational needs and fund research and development efforts. The CODM also reviews operating costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.